Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Accounts receivable, net
Accounts receivable	$ 60,570	¥ 390,550		¥ 398,835
Less: Allowance for doubtful accounts	(15,648)	(100,894)	$ (13,002)	(83,835)	¥ (63,025)	¥ (50,473)
Total accounts receivable, net	44,922	289,656		315,000
Accounts receivable, current portion	19,331	124,645		120,762
Accounts receivable, noncurrent portion	25,591	165,011		194,238
Cord blood processing fees
Accounts receivable, net
Accounts receivable, current portion	12,197	78,649		78,911
Accounts receivable, noncurrent portion	25,591	165,011		194,238
Cord blood storage fees
Accounts receivable, net
Accounts receivable, current portion	6,765	43,618		39,522
Fees derived from the provision of donated cord blood for transplantation and research and others
Accounts receivable, net
Accounts receivable, current portion	$ 369	¥ 2,378		¥ 2,329